Consolidated Balance Sheets - USD ($)	Nov. 30, 2023	Nov. 30, 2022
Current assets:
Cash	$ 585,654	$ 1,172,581
Other current assets	117,500	9,043
Total current assets	703,154	1,194,624
Cash and marketable securities held in Trust Account	21,252,639	88,102,610
Total assets	21,955,793	89,297,234
Current liabilities:
Accounts payable and accrued expenses	632,270	376,541
Extension Loan – Related Party	205,305
Total current liabilities	837,575	376,541
Deferred underwriting compensation	3,018,750	3,018,750
Total liabilities	3,856,325	3,395,291
Commitments and contingencies (Note 6):
Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 and 8,625,000 shares (at approximately $10.35 and $10.20 per share) as of November 30, 2023 and November 30, 2022, respectively	20,457,011	87,934,212
Stockholders’ deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(2,357,806)	(2,032,532)
Total stockholders’ deficit	(2,357,543)	(2,032,269)
Total liabilities and stockholders’ deficit	21,955,793	89,297,234
Common Class A [Member]
Stockholders’ deficit:
Common stock, value	47	47
Common Class B [Member]
Stockholders’ deficit:
Common stock, value	216	216
Sponsor [Member]
Current assets:
Due from Sponsor		$ 13,000